COMMITMENTS AND CONTINGENCIES (Details Textual)					1 Months Ended									12 Months Ended
	May 05, 2016	Dec. 10, 2015 USD ($)	Dec. 10, 2014 USD ($) shares	Dec. 09, 2014 USD ($) shares	May 20, 2016 USD ($)	May 04, 2016 AUD	May 31, 2015 USD ($)	Jan. 30, 2015 USD ($) shares	Jul. 31, 2014 USD ($)	Jul. 18, 2014 USD ($)	Jul. 02, 2014 USD ($) shares	May 31, 2014 USD ($)	Nov. 30, 2009	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares	Apr. 30, 2015 USD ($)	Jul. 31, 2013 USD ($)
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense														$ 24,550	$ 3,719
Accrued Rent																	$ 1,000
Sale of Stock, Number of Shares Issued in Transaction | shares														15,587,000
Sale Of Stock Decreased liability Owed To Purchaser															52,907
Payments for Fees										$ 50,000
Debt Conversion, Original Debt, Amount			$ 7,368	$ 5,357						$ 50,000
Interest Expense, Debt														$ 405,000
Other Liabilities								$ 575,000						575,000
Debt Conversion, Converted Instrument, Shares Issued | shares			6,698,331	4,870,391							2,183,333
Debt Conversion, Converted Instrument, Amount											$ 139,680			0	152,285
Conversion of Stock, Amount Converted														1,253,318	71,370
Gains (Losses) on Extinguishment of Debt, Total														(670,893)	375,547
Repayments of Convertible Debt														$ 401,476	$ 157,000
Convertible Promissory Note [Member]
Commitments And Contingencies [Line Items]
Gains (Losses) on Extinguishment of Debt, Total		$ 58,893			$ 612,000
Repayments of Convertible Debt		$ 90,000			$ 612,000
Common Stock [Member]
Commitments And Contingencies [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares															$ 0.0025
Debt Conversion, Converted Instrument, Shares Issued | shares								10,000,000
Debt Conversion, Converted Instrument, Amount															$ 25,000
Promissory Note [Member]
Commitments And Contingencies [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares														$ 0.0025
Debt Conversion, Original Debt, Amount												$ 25,000
Debt Conversion, Converted Instrument, Amount								$ 50,000
Interest Payable								1,466				1,466
Conversion of Stock, Amount Converted								25,000						$ 25,000
Gains (Losses) on Extinguishment of Debt, Total								51,466
North Horizon Pty Ltd [Member]
Commitments And Contingencies [Line Items]
Prepaid Rent														$ 2,220
Lessor Leasing Arrangements, Operating Leases, Term of Contract	5 years													5 years
Equity Purchase Agreement [Member] | Investor [Member]
Commitments And Contingencies [Line Items]
Percentage Of Common Stock Outstanding										9.99%
Percentage Of Market Price Of Common Stock										90.00%
Long-term Purchase Commitment, Amount										$ 5,000,000
Purchaser [Member]
Commitments And Contingencies [Line Items]
Debt Instrument, Unamortized Premium								310,000
Debt Instrument, Fee Amount								$ 67,000
Purchaser [Member] | Share-based Compensation Award, Tranche One [Member]
Commitments And Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares														15,587,000
Purchaser [Member] | Settlement Agreement [Member]
Commitments And Contingencies [Line Items]
Payments for Fees												$ 25,000
Percentage Of Net Proceeds From Issuance Of Common Stock									0.00%
Percentage Of Common Stock Outstanding									9.99%
Loss Contingency, Damages Sought, Value									$ 627,998
Obligated to Issue Common Stock to Purchaser									$ 50,000
Percentage of Average Closing Bid Prices									75.00%
Purchaser [Member] | Equity Purchase Agreement [Member]
Commitments And Contingencies [Line Items]
Obligated to Issue Common Stock to Purchaser														$ 1,033,000
Lease Agreements [Member]
Commitments And Contingencies [Line Items]
Payments for Fees						AUD 3,300	$ 2,200
Royalty Agreement Terms [Member]
Commitments And Contingencies [Line Items]
Operating Leases Income Statement Revenue Percentage													2.00%
License Agreement Terms [Member]
Commitments And Contingencies [Line Items]
Accrued Rent																$ 21,000
Operating Leases Income Statement Revenue Percentage													5.00%